REGULATORY FEES	12 Months Ended
Dec. 31, 2022
REGULATORY FEES
REGULATORY FEES

NOTE 30 — REGULATORY FEES

	12/31/2022	12/31/2021
Current
Research and Development - R&D and Energy Efficiency - PEE	583,855	235,492
RGR quota	223,120	196,584
Compensation for the Use of Water Resources	122,029	80,617
CDE contribution	28,448	13,809
PROINFA contribution	23,753	7,438
Electricity Service Inspection Fee	15,405	8,973
	996,610	542,913
Non-current
Research and Development - R&D and Energy Efficiency - PEE	464,330	649,303
RGR quota	28	38
	464,358	649,341
	1,460,968	1,192,254

30.1 – Research and Development – R&D and Energy Efficiency – EE

Electric energy concessionaires are required to invest, annually, at least, 1% of their adjusted net operating revenue, in research and development projects and the energy efficiency program of the electric sector, pursuant to Law No. 9,991, July 24, 2000.

30.2 - Global Reversal Reserve – RGR

The contribution to the formation of the RGR is the responsibility of concessionaires of public electric energy service, through a quota called Reversion and Expropriation of Electric Energy Services, of up to 2.5% of the value of the investments of the concessionaires and permit holders, limited to 3% of annual revenue. The value of the quota is computed as a component of the service cost of the concessionaires. Transmitters bidding as of September 12, 2012 and transmitters and generators that had their concessions extended pursuant to law No. 12,783 / 2013, are released from the payment of this charge.

30.3 - Financial Compensation for the Use of Water Resources

Financial compensation for the use of water resources for electricity generation purposes was instituted by the Federal Constitution of 1988 and it is 6.75% that hydroelectric generation  concessionaires pay for the use of water resources.

Accounting Policy

The Company recognizes as obligations to collect sectoral charges calculated based on gross revenue for the period, in accordance with the percentages established by the laws. In the income statement, sector charges are presented in net revenue as reductions in gross revenue.